Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock authorized	10,000,000	10,000,000
Preferred stock outstanding
Preferred stock issued
Common stock par value	$ 0.001	$ 0.001
Common stock authorized	300,000,000	300,000,000
Common stock outstanding	55,021,612	46,225,000
Common stock issued	55,021,612	46,225,000
LightTouch Vein & Laser, Inc. [Member]
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock authorized		25,000,000	25,000,000
Preferred stock outstanding
Preferred stock issued
Common stock par value		$ 0.001	$ 0.001
Common stock authorized		100,000,000	100,000,000
Common stock outstanding		418,895	418,895
Common stock issued		418,895	418,895